Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) EUR (€)	Dec. 31, 2024 JPY (¥) EUR (€)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Commitments and Contingencies [Line Items]
Severally liable for reimbursement			₩ 433
Number of lawsuits | €	151	151
Litigation settlement claim amount			141,941	₩ 167,834
Litigation provision			21,690
New town development consortium percentage of ownership interest	2.50%	2.50%
Contract amount not yet recognized as liabilities			350,949	₩ 489,231
Additional cumulative investment amount	$ 33,100	¥ 240,000
Estimated financial effect of contingent liabilities			₩ 438,312
Percentage of estimated financial effect of contingent liabilities			100.00%
Trade and other payables supplier finance arrangements			₩ 16,081
Amount received for finance provider			9,746
K Defense Co.Ltd [member]
Commitments and Contingencies [Line Items]
Estimated financial effect of contingent liabilities			₩ 302,423
Percentage of estimated financial effect of contingent liabilities			60.00%
Joint operations [member]
Commitments and Contingencies [Line Items]
Estimated financial effect of contingent liabilities			₩ 201,615
Percentage of estimated financial effect of contingent liabilities			40.00%